Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,204,757	$ 982,894
Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,118,619	907,946
Corporate stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	10,043	13,886
Short-term investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 76,095	$ 61,062